Other investments (Details) € in Millions, R in Millions, $ in Millions			12 Months Ended
	May 10, 2023	Oct. 27, 2021	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 ZAR (R)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Mar. 22, 2022 ZAR (R)	Mar. 22, 2022 EUR (€)	Dec. 31, 2021 ZAR (R)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 3,507	R 3,179	R 3,340
Financial assets measured at fair value			R 1,151	R 1,233	855								R 224
Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Expected proportion of ownership interest in joint venture			50.00%
Century
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary	100.00%		100.00%	100.00%
Ioneer Limited | Rhyolite Ridge
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in subsidiary			100.00%
Designated at FVTOCI investments: | Equity investments | Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 197	R 166	149
Designated at FVTOCI investments: | Equity investments | Furuya Metal Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 515	500	455
Proportion of ownership			4.89%
Designated at FVTOCI investments: | Equity investments | Aldebaran
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 608	304	238
Proportion of ownership			14.34%
Designated at FVTOCI investments: | Equity investments | Generation Mining Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 64	106	322
Proportion of ownership			13.85%
Designated at FVTOCI investments: | Equity investments | Ioneer Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 272	277	643
Proportion of ownership			6.19%
Designated at FVTOCI investments: | Equity investments | Century
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 0	0	258
Proportion of ownership		19.90%
Designated at FVTOCI investments: | Equity investments | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			8	22	98
Mandatorily measured at FVTPL investments: | Verkor SA
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $						$ 904	$ 951			$ 554
Loan								R 303	€ 15		R 409	€ 25
Financial assets measured at fair value			904	951	554
Gains (losses) on financial assets at fair value through profit or loss			46	93	145
Mandatorily measured at FVTPL investments: | EnHyWhere
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments | $						$ 41	$ 107			$ 78
Mandatorily measured at FVTPL investments: | Other
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			562	452	380
Amortised cost investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Other investments			R 336	R 294	R 165